Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Net Income (Loss) Per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except per share amounts)
Basic net income per share calculation:
Numerator:
Net income attributable to SINA	$176,802	$25,678	$225,087

Denominator:
Weighted average ordinary shares outstanding	64,950	60,237	70,301
Basic net income per share attributable to SINA	$2.72	$0.43	$3.20
Diluted net income per share calculation:
Numerator:
Net income attributable to SINA	$176,802	$25,678	$225,087
Less: Effect on consolidated net income per share of dilutive shares of the Company’s equity interests	2,106	1,490	2,275
Add: Effect on interest expenses and amortized issuance cost of convertible debt	13,539	—	10,831

Net income attributable for calculating diluted net income per share	188,235	24,188	233,643

Denominator:
Weighted average ordinary shares outstanding	64,950	60,237	70,301
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	74	23	112
Unvested restricted share units	74	388	958
Convertible debt	6,467	—	6,140

Shares used in computing diluted net income per share attributable to SINA	71,565	60,648	77,511

Diluted net income per share attributable to SINA	$2.63	$0.40	$3.01